Assets held for sale - Additional information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets held for sale
Gains (losses) on disposals of property, plant and equipment	$ 510	$ 2,311	$ (13)